Subsequent event (Details) $ / shares in Units, ₽ in Thousands	Apr. 11, 2022	Apr. 10, 2022	Jan. 13, 2022 RUB (₽)	Jan. 13, 2022 USD ($) $ / shares	Dec. 31, 2021 RUB (₽)
Interim dividend
Disclosure of non-adjusting events after reporting period [line items]
Interim dividend per share | $ / shares				$ 0.84
Interim dividend			₽ 3,149,557	$ 42,260,211
Geopolitical Developments Group
Disclosure of non-adjusting events after reporting period [line items]
Central Bank interest rate	17.00%	20.00%
Geopolitical Developments Group | Rouble denominated bond payable at the end of 2023
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | ₽					₽ 4,000,000